Leases	12 Months Ended
Dec. 31, 2024
Disclosure Of Leases [Abstract]
Leases

9. Leases

The following table provides information about the Group’s right of use assets:

	2024	2023
	€	€
As of January 1,	231,893	432,965
Additions / (Disposals)	756,748	(3,302)
Depreciation charges	(174,799)	(197,770)
As of December 31,	813,842	231,893

The following table provides information about the Group’s lease liabilities at December 31, 2024:

	2024	2023
	€	€
Office leases	(861,470)	(238,905)
Total lease liability	(861,470)	(238,905)
Current Portion	(222,427)	(195,341)
Non-current Portion	(639,043)	(43,564)

The following table provides information about the maturities of the Company’s lease liabilities at December 31, 2024:

Years ending December 31,	€
Less than 1 year	354,902
1-5 Years	1,006,729
Total lease payments	1,361,631
Less: imputed interest	500,161
Total lease liabilities	861,470
Current lease liabilities	222,427
Long-term lease liabilities	639,043

Office leases consists of (i) a lease that was entered into on December 1, 2022 with an expiration date of November 30, 2025 for offices in Leiden, the Netherlands. The lease has a lease term of three years, and (ii) a new lease agreement entered into on October 16, 2024 with an expiration date of December 31, 2029, for office space in Lexington, Cranberry One Suite 400, United States of America, or the U.S. The lease has a lease term of five years.

On June 30, 2024 a lease related to office space in Lexington, Cranberry One Suite 300, expired.

The average incremental borrowing rate applied to the lease liability related to the Leiden lease was 7.77% during the twelve months ended December 31, 2024 and 2023.

The average incremental borrowing rate applied to the lease liability related to the U.S. lease was 6.39% for the year ended December 31, 2024.

Depreciation expense of €0.2 million, €0.2 million and €0.1 million for the for the years ended December 31, 2024, 2023 and 2022, was incurred and is reflected in general and administrative expenses as determined by the underlying activities.

The total expense related to short-term and low-value leases in 2024 was €0.4 million, (2023: €0.2 million, 2022: €0.3 million) and is included in facility, communication, and office expenses

Cash outflows related to leases during the years ended December 31, 2024, 2023 and 2022 were €0.2 million, €0.2 million and €0.1 million, respectively.